Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Unvested Ordinary Shares

A summary of the changes in the Company’s unvested ordinary shares from December 31, 2022 through June 30, 2023 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2022	1,294,803	$4.89
Granted	42,779	1.12
Vested	(336,490)	2.99
Forfeited	(19,222)	2.77
Unvested ordinary shares as of June 30, 2023	981,870	$5.35

Summary of Share Options Activity

The following table summarizes the Company’s share options activity for the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	2,993,641	$6.18	8.51	$150
Granted	2,388,128	$1.15
Exercised
Forfeited	(145,917)	$5.71
Outstanding as of June 30, 2023	5,235,852	$4.06	8.75	$247
Exercisable as of June 30, 2023	1,227,003	$7.70	7.53
Unvested as of June 30, 2023	4,008,849	$2.95	9.13	$247

Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the three and six months ended June 30, 2023 and 2022, respectively, were as follows:

	Three Months Ended
	June 30,	June 30,
	2023	2022
Expected term (in years)	5.56	5.96
Expected volatility	75.11%	69.26%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.90%	2.75%
Fair value of underlying ordinary shares	$0.96	$2.51

	Six Months Ended
	June 30,	June 30,
	2023	2022
Expected term (in years)	6.02	6.07
Expected volatility	72.76%	69.30%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.51%	1.73%
Fair value of underlying ordinary shares	$1.19	$3.26

Summary of Share-based Compensation Expense

Share-based compensation expense recorded is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$934	$918	$1,819	$1,957
General and administrative	767	806	1,534	1,726
	$1,701	$1,724	$3,353	$3,683